FINANCE EXPENSES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
FINANCE EXPENSES

20 FINANCE EXPENSES

	2021	2022	2023
	S$	S$	S$

Interest expenses on:
Bank loan	19,427	19,560	20,764
Third party loan	2,014	9,719	4,266
Convertible loans	94,966	95,000	25,753
Lease liabilities (Note 13)	1,289	896	499
Total	117,696	125,175	51,282